Inventories, Net - Components Of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished products	$ 174.6	$ 173.4
Work in process	6.4	4.7
Raw materials and supplies	103.6	86.2
Inventories, net	$ 284.6	$ 264.3